Summary of Significant Accounting Policies and Critical Accounting Estimates (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Raw materials	$ 24,781	$ 24,975
Work in process	22,489	25,535
Finished goods	85,006	77,587
Total inventories, net	$ 132,276	$ 128,097